Employee Benefit Expenses - Schedule of Net Periodic Cost Recognized in Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 43	$ 125	$ 83	$ 246
Interest cost	175	182	345	357
Amortization of net actuarial loss	(7)	(22)	(15)	(44)
Net periodic cost	$ 225	$ 329	$ 443	$ 647
HMH Holding BV And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					$ 163	$ 492
Interest cost					749	764
Amortization of net actuarial loss					71	54
Net periodic cost					$ 983	$ 1,310